Description of Business - Related Parties - Navios Europe I and Navios Europe II (Details) - USD ($) $ in Thousands	4 Months Ended	6 Months Ended	12 Months Ended
	Apr. 21, 2020	Jun. 30, 2020	Dec. 31, 2019	Feb. 18, 2015	Oct. 09, 2013
Navios Europe I
Related Party Transaction [Line Items]
Percentage of ownership			47.50%
Navios Europe I | Container vessels
Related Party Transaction [Line Items]
Number of vessels			5
Navios Europe I | Tanker vessels
Related Party Transaction [Line Items]
Number of vessels			5
Navios Europe I | Navios Holdings
Related Party Transaction [Line Items]
Percentage of ownership					47.50%
Percentage of voting stock held			50.00%
Navios Europe I | Navios Acquisition
Related Party Transaction [Line Items]
Percentage of ownership					47.50%
Percentage of voting stock held			50.00%
Navios Europe I | Navios Partners
Related Party Transaction [Line Items]
Percentage of ownership					5.00%
Percentage of voting stock held			0.00%
Navios Europe II
Related Party Transaction [Line Items]
Percentage of ownership		47.50%
Navios Europe II | Navios Revolving Loans II | Navios Holdings, Navios Acquisitions,Navios Partners
Related Party Transaction [Line Items]
Debt Instrument, Decrease, Forgiveness	$ 5,000
Navios Europe II | Dry bulk vessels
Related Party Transaction [Line Items]
Number of vessels		7
Navios Europe II | Container vessels
Related Party Transaction [Line Items]
Number of vessels		7
Navios Europe II | Navios Holdings
Related Party Transaction [Line Items]
Percentage of ownership				47.50%
Percentage of voting stock held		50.00%
Navios Europe II | Navios Acquisition
Related Party Transaction [Line Items]
Percentage of ownership				47.50%
Percentage of voting stock held		50.00%
Navios Europe II | Navios Partners
Related Party Transaction [Line Items]
Percentage of ownership				5.00%
Percentage of voting stock held		0.00%